Prepayments on long-term assets - Additional Information (Detail) - CNY (¥)	Dec. 21, 2021	Dec. 31, 2022	Dec. 31, 2021
Payments on buildings	¥ 112,855,500
Aggregate amount of taxes payment	¥ 50,000,000
Other commitment		¥ 0	¥ 0
Other taxes payable in phases		50,000,000
Other Taxes Payable To Acquire Premises [Member]
Other commitment		¥ 50,000,000